American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2025

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.7%
Focused Dynamic Growth Fund G Class(2)	351,099	32,409,952
Focused Large Cap Value Fund G Class	9,382,781	104,055,045
Growth Fund G Class	879,102	64,077,726
Heritage Fund G Class	1,276,141	41,066,202
Large Cap Equity Fund G Class	1,855,268	110,648,165
Mid Cap Value Fund G Class	2,980,823	48,796,076
Select Fund G Class	73,945	11,378,693
Small Cap Growth Fund G Class	618,858	16,362,617
Small Cap Value Fund G Class	1,583,428	15,438,419
		444,232,895
International Equity Funds — 26.1%
Emerging Markets Fund G Class	3,282,982	50,656,409
Global Real Estate Fund G Class	1,478,617	20,478,852
International Growth Fund G Class	5,075,651	72,886,354
International Small-Mid Cap Fund G Class	2,246,218	27,201,705
International Value Fund G Class	3,987,475	44,260,977
Non-U.S. Intrinsic Value Fund G Class	3,028,854	32,893,353
		248,377,650
Domestic Fixed Income Funds — 19.7%
Diversified Bond Fund G Class	13,904,083	129,447,011
High Income Fund G Class	3,719,190	32,654,493
Inflation-Adjusted Bond Fund G Class	2,383,665	25,862,762
		187,964,266
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	2,071,075	19,633,793
Global Bond Fund G Class	5,822,013	51,815,919
		71,449,712
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $702,821,892)		952,024,523
OTHER ASSETS AND LIABILITIES — 0.0%		(2)
TOTAL NET ASSETS — 100.0%		$952,024,521

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$36,910	—	$3,144	$(1,356)	$32,410	351	$5,899	—
Focused Large Cap Value Fund	121,645	$2,534	20,664	540	104,055	9,383	2,747	$683
Growth Fund	73,839	—	7,044	(2,717)	64,078	879	10,063	—
Heritage Fund	57,922	981	11,062	(6,775)	41,066	1,276	6,965	—
Large Cap Equity Fund	133,603	42	18,250	(4,747)	110,648	1,855	13,669	—
Mid Cap Value Fund	67,359	310	18,233	(640)	48,796	2,981	1,868	310
Select Fund	12,624	—	2,379	1,135	11,380	74	187	—
Small Cap Growth Fund	25,692	—	8,182	(1,147)	16,363	619	2,836	—
Small Cap Value Fund	25,481	91	9,413	(721)	15,438	1,583	772	83
Emerging Markets Fund	58,501	—	11,970	4,125	50,656	3,283	4,776	—
Global Real Estate Fund	23,434	140	3,783	688	20,479	1,479	434	—
International Growth Fund	66,417	3,171	193	3,491	72,886	5,076	(1)	—
International Small-Mid Cap Fund	25,830	—	396	1,768	27,202	2,246	65	—
International Value Fund	40,715	2,206	963	2,303	44,261	3,987	375	—
Non-U.S. Intrinsic Value Fund	32,796	—	1,522	1,619	32,893	3,029	126	—
Diversified Bond Fund	148,364	5,044	29,525	5,564	129,447	13,904	(2,810)	1,771
High Income Fund	37,093	718	5,997	840	32,654	3,719	(552)	653
Inflation-Adjusted Bond Fund	28,991	429	4,569	1,012	25,863	2,384	(304)	—
Emerging Markets Debt Fund	21,959	493	3,970	1,152	19,634	2,071	(356)	493
Global Bond Fund	58,837	1,969	10,733	1,743	51,816	5,822	(1,170)	773
	$1,098,012	$18,128	$171,992	$7,877	$952,025	66,001	$45,589	$4,766
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.